Stock-Based Compensation (Details 3)	12 Months Ended
Jun. 30, 2013
Expected term (years)	5 years
Dividend yield	0.00%
Maximum [Member]
Expected volatility	111.00%
Risk free interest rate	1.05%
Minimum [Member]
Expected volatility	106.00%
Risk free interest rate	0.88%
Warrant
Dividend yield	0.00%
Warrant | Maximum [Member]
Expected volatility	111.00%
Risk free interest rate	1.41%
Expected term (years)	5 years
Warrant | Minimum [Member]
Expected volatility	104.00%
Risk free interest rate	0.88%
Expected term (years)	4 years 1 month 6 days